Nature of Organization and Operations	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Organization and Operations

1. Nature of Organization and Operations

Apellis Pharmaceuticals, Inc. (the “Company”) is a clinical-stage biopharmaceutical company focused on the development of novel therapeutic compounds to treat disease through the inhibition of the complement system, which is an integral component of the immune system, at the level of C3, the central protein in the complement cascade.

The Company was incorporated in September 2009 under the laws of the State of Delaware.  The Company’s principal executive offices are located in Crestwood, Kentucky.

The Company’s operations since inception have been limited to organizing and staffing the Company, acquiring rights to product candidates, business planning, raising capital and developing its product candidates.

The Company is subject to risks common in the biotechnology industry including, but not limited to, raising additional capital, development by its competitors of new technological innovations, its ability to successfully complete preclinical and clinical development of product candidates and receive timely regulatory approval of products, market acceptance of the Company’s products, protection of proprietary technology, healthcare cost containment initiatives, and compliance with governmental regulations, including those of the U.S. Food and Drug Administration (“FDA”).

Initial Public Offering

On November 13, 2017, the Company issued and sold 10,714,000 shares of its common stock at a price per share to the public of $14.00 in its initial public offering (“IPO”). The Company received net proceeds of $137.2 million after deducting underwriting discounts and commissions of $10.5 million and offering costs of $2.3 million. In addition, on December 13, 2017, the Company issued and sold an additional 981,107 shares of its common stock at the initial public offering price of $14.00 per share pursuant to the underwriters’ partial exercise of their option to purchase additional shares of common stock, which resulted in net proceeds of approximately $12.8 million, after deducting underwriting discounts and commissions of $1.0 million.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

The Company is subject to risks common to other life science companies in the development stage including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on key personnel, market acceptance of products, product liability, protection of proprietary technology, ability to raise additional financing, and compliance with FDA and other government regulations. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate recurring product revenue or achieve profitability. Management’s plans in order to meet its short-term and longer term operating cash flow requirements include obtaining additional funding.

The uncertainties associated with the Company’s ability to (1) obtain additional debt or equity financing on terms that are favorable to the Company, (2) enter into collaborative agreements with strategic partners, and (3) succeed in its future operations, raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue its operations. If the Company is not able to obtain the required funding in the near future, or is not able to obtain funding on terms that are favorable to the Company, it will have a material adverse effect on its operations and strategic development plan for future growth. If the Company cannot successfully raise additional funding and implement its strategic development plan, then its liquidity, financial condition and business prospects will be materially and adversely affected, and the Company may have to cease operations.